Acquisition of Assets of B&R Liquid Adventure, LLc - Scehdule of Estimated Fair Value of Tangible and Intangible Assets Acquired (Details)	Dec. 31, 2015 USD ($)
Business Combinations [Abstract]
Inventories	$ 328,802
Customer relationships	250,000
Property and equipment, net	53,600
Assumption of scheduled liabilities	(121,416)
Net assets acquired	510,986
Goodwill	$ 389,014